Financial Assets and Liabilities - Summary of Impact of Hedging Instruments (Detail) ₱ in Millions	12 Months Ended
	Dec. 31, 2022 PHP (₱) USD ($)	Dec. 31, 2021 PHP (₱) USD ($)
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount | $		11
Carrying Amount		₱ (5)
Current Portion Of Derivative Financial Assets [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount		₱ 21
Line item in our Consolidated Statements of Financial Position	Current portion of derivative financial assets	Current portion of derivative financial assets
Current Portion of Derivative Financial Liabilities [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount		₱ (26)
Line item in our Consolidated Statements of Financial Position	Current portion of derivative financial liabilities	Current portion of derivative financial liabilities
Interest Rate Swap1
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount | $		11
Line item in our Consolidated Statements of Financial Position	Derivative financial assets – net of current portion	Derivative financial assets – net of current portion
Foreign currency exchange risk [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount | $		397
Carrying Amount	₱ (109)	₱ (39)
Foreign currency exchange risk [Member] | Long Term Currency Swaps
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount | $		8
Line item in our Consolidated Statements of Financial Position		Derivative financial assets – net of current portion
Foreign currency exchange risk [Member] | Current Portion Of Derivative Financial Assets [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount		₱ 15
Line item in our Consolidated Statements of Financial Position		Current portion of derivative financial assets
Foreign currency exchange risk [Member] | Current Portion of Derivative Financial Liabilities [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount		₱ (2)
Line item in our Consolidated Statements of Financial Position		Current portion of derivative financial liabilities
Foreign currency exchange risk [Member] | Long Term Foreign Currency Options
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount | $	378	389
Carrying Amount	₱ 81	₱ 48
Line item in our Consolidated Statements of Financial Position	Derivative financial assets – net of current portion	Derivative financial assets – net of current portion
Foreign currency exchange risk [Member] | Derivative Financial Liabilities – Net of Current Portion [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount	₱ (190)	₱ (100)
Line item in our Consolidated Statements of Financial Position	Derivative financial liabilities – net of current portion	Derivative financial liabilities – net of current portion